SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 7,927	$ 10,742	$ 8,814
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		4,316	6,340
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,723	843
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,703	1,631
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		555	2,952
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,723	843
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,703	1,631
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue